Note 1 - Organization and Description of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Notes
Note 1 - Organization and Description of Business

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

We were organized as a Nevada corporation on August 25, 1999. On August 15, 2014, we entered into an Agreement and Plan of Merger to combine our business and activities with CannaSys, Inc., a privately held Colorado corporation focused on providing services to the cannabis industry (“CannaSys-Colorado”), into a single entity (the “Merger”). CannaSys-Colorado was originally formed on October 4, 2013, as a limited liability company, and converted to a corporation on June 26, 2014. Under the terms of the merger agreement, our wholly owned subsidiary formed to effectuate the Merger was merged with and into CannaSys-Colorado, the surviving entity, which then became our wholly owned subsidiary. By operation of the Merger, which was effective August 15, 2014, all of the CannaSys-Colorado outstanding common stock was converted into a total of 6,000,000 shares of our common stock, which then constituted 57.70% of our total issued and outstanding common stock. Our shareholders prior to the Merger retained an aggregate of 4,398,088 shares of common stock; we had no outstanding options or warrants to purchase shares of common stock.

Due to the CannaSys-Colorado shareholders controlling us after the Merger, CannaSys-Colorado was considered the accounting acquirer. The transaction was therefore recognized as a reverse acquisition of us by CannaSys-Colorado. The accompanying condensed consolidated financial statements are those of CannaSys-Colorado for all periods prior to the Merger.

In connection with the closing of the Merger and after meeting the requirements of the Securities Exchange Act of 1934, as amended (“Exchange Act”), on November 12, 2014, we filed amended and restated articles of incorporation with the Nevada Secretary of State that: (i) changed our name to CannaSys, Inc.; (ii) increased our authorized capital stock to 80,000,000 shares, consisting of 75,000,000 shares of common stock and 5,000,000 shares of preferred stock; (iii) authorized 5,000,000 shares of preferred stock; and (iv) made other modernizing, nonmaterial changes to our articles of incorporation.  Changing our corporate name to CannaSys, Inc. was a condition to the Merger transaction. The name change better reflects the nature of our principal business operations, and it became effective in the OTC Markets on December 2, 2014, when FINRA announced the name change. We have also received a new CUSIP number and our trading symbol was changed to “MJTK.”

Nature of Business

We provide technology services in the ancillary space of the cannabis industry. We are a technology company, and we do not produce, sell, or handle in any manner cannabis products.

As the current cannabis industry grows and gains momentum around the country, technology needs for the industry have been largely underserved. Our focus on this niche element of the industry creates many efficient and profitable tools for both industry owners and consumers.

Our business consists of four products currently in the marketplace—BumpUp, CannaCash, CannaTrade, and CannaLIMS—that together serve the entire cannabis industry from grower-wholesaler to end-user.

BumpUp is a content resource management platform or customer retention software designed to allow cannabis industry operators the ability to automatically market and target customers in the regulated cannabis markets. The BumpUp technology allows for strong social media ties and an electronic messaging system for cannabis industry operators to effectively and efficiently communicate with the customers with the goal of customer retention. The program is designed to comply with regulatory requirements. The program allows for a mobile application that is geographically restricted to be available only in states that allow safe-access laws to cannabis.

CannaTrade is a market-style matching system designed to serve legal medical and recreational cannabis and hemp markets. CannaTrade and its sister product, ExchangeHemp, bring the industry a secure, efficient, real-time wholesale product supply exchange and inventory management solution for connecting licensed wholesale buyers and sellers of all types of cannabis and non-cannabis products, while providing business logic to enhance governmental and regulatory compliance frameworks.

CannaCash is an affiliate-based membership rewards loyalty program designed specifically for the cannabis industry. An early version of CannaCash was introduced to the market in July 2014. The CannaCash points program and future gift-card/prepaid-card programs will be free for all cannabis customers and affordable for dispensaries and providers. CannaCash gift cards will be available in multiple denominations and will be redeemable at participating CannaCash locations. The CannaCash gift mechanism will allow for strong social media ties and an electronic solution for providing gift cards and other products to friends and family. CannaCash includes an internal control mechanism designed to comply with the regulatory requirements applicable to individual retail outlets and customers based on applicable state licensing information and customers’ addresses. We plan to integrate our CannaCash solution with our BumpUp loyalty rewards solution for a complete end-to-end consumer experience.

CannaLIMS provides a specific Laboratory Information Management System to regulated testing laboratories in regulated cannabis states. This software-based laboratory and information management system is designed specific to the cannabis industry and laboratory testing. The software features workflow and data tracking support, flexible architecture, and laboratory specified reporting output. We have currently released this product to the marketplace and are aggressively marketing to cannabis labs in regulated markets.

NOTE 1 - ORGANIZATION AND DESCRIPTION OF BUSINESS

Organization

We were organized as a Nevada corporation on August 25, 1999.  On August 15, 2014, we entered into an Agreement and Plan of Merger to combine our business and activities with CannaSys, Inc., a privately held Colorado corporation focused on providing services to the cannabis industry (“CannaSys-Colorado”), into a single entity (the “Merger”).  CannaSys-Colorado was originally formed on October 4, 2013, as a limited liability company, and converted to a corporation on June 26, 2014.  Under the terms of the merger agreement, our wholly owned subsidiary formed to effectuate the Merger was merged with and into CannaSys-Colorado, the surviving entity, which then became our wholly owned subsidiary.  By operation of the Merger, which was effective August 15, 2014, all of the CannaSys-Colorado outstanding common stock was converted into a total of 6,000,000 shares of our common stock, which constitutes 57.70% of our total issued and outstanding common stock.  Our shareholders prior to the merger retained an aggregate of 4,398,088 shares of common stock.  We had no outstanding options or warrants to purchase shares of common stock.

Due to the CannaSys-Colorado shareholders controlling us after the Merger, CannaSys-Colorado was considered the accounting acquirer.  The transaction was therefore recognized as a reverse acquisition of the company by CannaSys-Colorado.  The accompanying condensed consolidated financial statements are those of CannaSys-Colorado for all periods prior to the Merger.

In connection with the closing of the Merger and after meeting the requirements of the Securities Exchange Act of 1934, as amended, on November 12, 2014, we filed amended and restated articles of incorporation with the Nevada Secretary of State that: (i) changed our name to CannaSys, Inc.; (ii) increased our authorized capital stock to 80,000,000 shares, consisting of 75,000,000 shares of common stock and 5,000,000 shares of preferred stock; (iii) authorized 5,000,000 shares of preferred stock; and (iv) made other modernizing, nonmaterial changes to our articles of incorporation.  Changing the corporate name to CannaSys, Inc. was a condition to the Merger transaction.  The name change better reflects the nature of our principal business operations and it became effective in the OTC market on December 2, 2015, when FINRA announced the name change.  We have also received a new CUSIP number and our trading symbol was changed to “MJTK.”

Nature of Business

We provide technology services in the ancillary space of the cannabis industry.  We are a technology company and we do not produce, sell, or handle in any manner cannabis products.

As the current cannabis industry grows and gains momentum around the country, technology needs for the industry have been largely underserved.  Our focus on this niche element of the industry creates many efficient and profitable tools for both industry owners and consumers.

Our business consists of three product concepts—CannaTrade, CannaCash, and CannAssist—that together serve the entire cannabis industry from grower-wholesaler to end-user.

CannaTrade is a market-style, wholesale cannabis matching system designed to serve legal medical and recreational cannabis markets.  CannaTrade proposes to bring the industry a secure, efficient, real-time wholesale product supply exchange and inventory management solution for connecting licensed wholesale buyers and sellers of all types of cannabis and non-cannabis products, while providing business logic to enhance governmental and regulatory compliance frameworks.

CannaCash is an affiliate-based membership rewards loyalty program designed specifically for the cannabis industry.  An early version of CannaCash was introduced to the market in July 2014.  The CannaCash points program and future gift-card/prepaid-card programs will be free for all cannabis customers and affordable for dispensaries and providers.  CannaCash gift cards will be available in multiple denominations and will be redeemable at participating CannaCash locations.  The CannaCash gift mechanism will allow for strong social media ties and an electronic solution for providing gift cards and other products to friends and family.  CannaCash includes an internal control mechanism designed to comply with the regulatory requirements applicable to individual retail outlets and customers based on applicable state licensing information and customers’ addresses.

CannAssist will fulfill the technology needs that are specific to the cannabis industry.  With technicians licensed and approved by the state to operate in restricted areas, CannAssist will serve the needs of cannabis business to install, update, and maintain critical systems for dispensaries, growers, and processors of cannabis.  From video surveillance installation and maintenance to network security and support, CannAssist serves a wide range of technology challenges unique to the industry.